INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Effective tax rate	1.50%	(303.80%)	10.60%	(24.60%)
Discrete tax benefit (charges) related to pre-tax loss (gain) from remeasurement of unconsolidated entities to fair value	$ 1,207		$ (268)
Discrete tax benefit from release of valuation allowance and recognition of certain deferred tax assets	$ 82	$ 539	$ 82	$ 539